Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments in mineral properties, accumulated amortization	$ 150,087	$ 132,499	$ 135,987
Amortization Of Capitalized Financing Cost	10,974	6,737	0
Convertible debenture, discount		0	212,070
Note payable, current, discount	105,326	0
Note payable, long-term, discount	$ 186,765	$ 178,471	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	50,931,813	47,620,406	32,867,028
Common stock, shares outstanding	50,931,813	47,620,406	32,867,028
Common stock to be issued, shares	6,433,034	6,423,708	0